Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis Of Income And Expense [Abstract]
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$ 243	$ 9	$ (99)	$ (38)
Foreign currency exchange gain or loss, net	230		(47)	16
Gain on disposal of investments accounted for using equity method, net	4	0	10	151
Gain (loss) on disposal of financial instruments, net	0		(2)	4
Others	(16)		(21)	(49)
Other gains and losses	$ 461	$ 17	$ (159)	$ 84